UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

Frontegra Total Return Bond Fund
Schedule of Investments

September 30, 2004 (Unaudited)

U.S. TREASURY OBLIGATIONS - 48.9%	Principal Amount	Value
U.S. Treasury Bonds - 6.7%
5.375% due 02/15/2031	$ 23,275,000	$ 24,933,344
U.S. Treasury Notes - 42.2%
1.25% due 05/31/2005	21,730,000	21,617,960
1.50% due 07/31/2005	14,830,000	14,754,693
2.00% due 08/31/2005	18,565,000	18,536,726
1.625% due 09/30/2005	22,145,000	22,023,025
1.625% due 02/28/2006	12,630,000	12,501,237
2.75% due 06/30/2006	5,750,000	5,773,811
2.625% due 05/15/2008	185,000	182,290
3.375% due 09/15/2009	22,635,000	22,635,000
4.25% due 08/15/2014	39,840,000	40,242,384
2.375% due 01/15/2025	536	557
		158,267,683

TOTAL U.S. TREASURY OBLIGATIONS (Cost $183,387,847)		$ 183,201,027

U.S. GOVERNMENT AGENCY ISSUES - 0.3%
Federal And Federally-sponsored Credit Agencies - 0.3%
2.10% due 04/19/2006	935,000	927,903

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $931,349)		$ 927,903

CORPORATE BONDS - 16.2%
Automobiles - 1.3%
Daimlerchrysler NA Hldg.
7.75% due 01/18/2011	1,680,000	1,953,538
Ford Motor Credit Co.
7.00% due 10/01/2013	1,095,000	1,157,730
Ford Motor Co.
7.45% due 07/16/2031	895,000	877,574
General Motors Corp.
8.375% due 07/15/2033	895,000	950,286
		4,939,128
Chemicals - 0.5%
ICI Wilmington Inc.
4.375% due 12/01/2008	1,220,000	1,234,037
Nova Chemicals Corp.
7.00% due 05/15/2006 (c)	575,000	603,750
		1,837,787
Commercial Banks - 0.3%
Credit Suisse First Boston London
7.90% due 05/01/2007 (1000.00000, 05-01-2007) (a)(c)	945,000	1,042,991
Consumer Finance - 0.7%
American General Finance Corp.
3.875% due 10/01/2009	1,305,000	1,293,601
Household Finance Corp.
4.125% due 12/15/2008	1,290,000	1,304,707
		2,598,308
Diversified Financial Services - 3.6%
CIT Group Inc.
4.125% due 02/21/2006	680,000	691,918
Citigroup Inc.
1.88% due 06/04/2007 (b)	1,260,000	1,259,282
1.89% due 09/01/2006 (b)	2,600,000	2,601,380
Edison Mission Energy Funding
7.33% due 09/15/2008 (b)	2,277,245	2,391,107
General Electric Capital Corp.
1.68% due 01/05/2007 (b)	1,725,000	1,726,970
1.97% due 03/29/2006 (b)	1,155,000	1,155,178
General Motors Acceptance Corp.
2.58% due 03/20/2007 (b)	945,000	944,450
6.875% due 08/28/2012	890,000	924,809
8.00% due 11/01/2031	800,000	827,993
Goldman Sachs Group Inc.
3.875% due 01/15/2009	1,050,000	1,051,057
		13,574,144
Diversified Telecommunication Services - 0.9%
Comcast Cable Communications Hldgs., Inc.
8.375% due 03/15/2013	430,000	520,726
Qwest Corp.
7.20% due 11/10/2026	805,000	702,363
Rogers Cablesystems Ltd.
11.00% due 12/01/2015 (c)	670,000	750,400
Sprint Capital Corp.
6.125% due 11/15/2008	615,000	663,817
Telefonos de Mexico, S.A. de C.V.
4.50% due 11/19/2008 (c)	590,000	591,734
		3,229,040
Electric Utilities - 3.9%
American Ref-Fuel Co. LLC
6.26% due 12/31/2015 (a)	1,487,562	1,566,165
Consumers Energy Co.
4.40% due 08/15/2009 (a)	1,085,000	1,095,829
DTE Energy Co.
6.65% due 04/15/2009	840,000	917,172
East Coast Power LLC
6.737% due 03/31/2008	529,577	539,051
Entergy Louisiana Inc.
5.50% due 04/01/2019	725,000	720,349
Florida Power & Light Co.
5.95% due 10/01/2033	490,000	513,648
Pacific Gas & Electric Co.
2.30% due 04/03/2006 (b)	819,000	819,753
Pepco Holdings, Inc.
3.75% due 02/15/2006	775,000	781,909
PSEG Power LLC
5.50% due 12/01/2015	585,000	585,002
Public Service Co. of Colorado
4.375% due 10/01/2008	1,820,000	1,859,064
Sithe/Independence Funding
8.50% due 06/30/2007	2,073,376	2,189,879
Southern California Edison Co.
8.00% due 02/15/2007	2,650,000	2,933,259
		14,521,080
Food Products - 0.2%
Tyson Foods, Inc.
7.25% due 10/01/2006	580,000	622,003
Gas Utilities - 0.5%
El Paso Natural Gas Co.
7.625% due 08/01/2010	845,000	904,150
8.375% due 06/15/2032	515,000	543,325
Texas Eastern Transmission LP
5.25% due 07/15/2007	485,000	504,195
		1,951,670
Insurance - 1.7%
Met Life Global Funding I
4.25% due 07/30/2009 (a)	2,155,000	2,177,526
New York Life Global Funding
3.875% due 01/15/2009 (a)	1,450,000	1,455,133
Pacific Life Global Funding
3.75% due 01/15/2009 (a)	815,000	815,682
Principal Life Income Funding Trust
3.20% due 04/01/2009	935,000	912,229
Protective Life Secured Trust
3.70% due 11/24/2008	865,000	863,962
		6,224,532
Media - 0.1%
Time Warner Inc.
7.625% due 04/15/2031	425,000	489,175
Multiline Retail - 0.2%
The May Department Stores Co.
3.95% due 07/15/2007 (a)	135,000	136,052
4.80% due 07/15/2009 (a)	525,000	535,208
		671,260
Oil & Gas - 0.8%
Devon Energy Corp.
2.75% due 08/01/2006	1,175,000	1,167,045
Duke Energy Field Services LLC
5.75% due 11/15/2006	550,000	575,395
Pioneer Natural Resources Co.
6.50% due 01/15/2008	475,000	514,895
Valero Energy Corp.
3.50% due 04/01/2009	780,000	759,428
		3,016,763
Pharmaceuticals - 0.2%
Schering-Plough Corp.
6.50% due 12/01/2033	645,000	698,383
Real Estate - 0.7%
Liberty Property LP
7.75% due 04/15/2009	820,000	936,900
Simon Property Group LP
4.875% due 08/15/2010 (a)	1,055,000	1,069,327
The Rouse Co.
3.625% due 03/15/2009	895,000	835,630
		2,841,857
Road & Rail - 0.2%
Hertz Corp.
4.70% due 10/02/2006	855,000	871,414
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services Inc.
7.50% due 05/01/2007	1,110,000	1,222,901
Rogers Wireless Communications Inc.
6.375% due 03/01/2014 (c)	495,000	455,400
		1,678,301

TOTAL CORPORATE BONDS (Cost $60,035,909)		$ 60,807,836

ASSET BACKED SECURITIES - 11.0%
American Airlines Inc.
2.55% due 09/23/2007 (a)	1,440,531	1,447,829
Capital Auto Receivables Asset Trust
2003-2, 1.80% due 02/17/2007 (a)	2,112,545	2,113,007
2003-1, 2.27% due 01/15/2006	1,015,000	1,015,889
Chase Credit Card Master Trust
2002-6, 1.82% due 01/15/2008 (a)	2,470,000	2,471,343
2001-5, 1.86% due 02/15/2007	2,560,000	2,560,021
2002-5, 1.86% due 10/15/2009	1,805,000	1,808,799
Citibank Credit Card Issuance Trust
2001-A2, 1.83% due 02/07/2008 (a)	2,100,000	2,102,726
CNH Equipment Trust
2004-A, 2.0008% due 10/15/2005	1,825,000	1,824,088
Conseco Finance Securitizations Corp.
2001-4, 5.15% due 09/01/2033	788,555	795,740
Discover Card Master Trust I
2001-3, 1.91% due 09/15/2008 (a)	3,575,000	3,582,676
2000-5, 1.94% due 11/15/2007 (a)	1,280,000	1,281,406
Distribution Financial Services Floorplan Master Trust
2003-1, 1.83% due 04/15/2007 (a)	1,790,000	1,790,621
GE Commercial Equipment Financing LLC
2003-1, 1.90% due 06/20/2007 (a)	1,935,000	1,935,838
Mego Mortgage Home Loan Trust
1996-2, 7.275% due 08/25/2017	15,713	15,694
Mid-State Trust
11, 4.864% due 07/15/2038	1,120,025	1,080,712
NYC Mortgage Loan Trust
1996, 6.75% due 09/25/2019 (a)	710,000	788,405
Regions Auto Receivables Trust
2003-1, 1.75% due 05/15/2007	1,189,470	1,186,068
2002-1, 2.63% due 01/16/2007	1,007,302	1,009,208
Slm Student Loan Trust
2004-9, 1.9699% due 10/25/2009 (a)	3,415,000	3,415,000
SSB RV Trust
2001-1, 4.74% due 02/15/2013	551,145	554,276
Target Credit Card Master Trust
2002-1, 2.075% due 06/27/2011 (a)	1,845,000	1,850,215
Wachovia Auto Owner Trust
2004-B, 1.8125% due 09/20/2005	2,175,000	2,175,523
WFS Financial Owner Trust
2003-3, 2.29% due 05/20/2008	1,255,000	1,252,628
Whole Auto Loan Trust
2002-1, 2.60% due 08/15/2006	2,149,553	2,153,378
World Omni Auto Receivables Trust
2004-A, 1.6738% due 07/12/2005	1,131,311	1,130,924

TOTAL ASSET BACKED SECURITIES (Cost $41,244,149)		$ 41,342,014

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Commercial Mortgage Pass-Through Certificate
Series 2004-CNL, 2.09% due 09/15/2014 (a)	1,160,000	1,160,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,160,000)		$ 1,160,000

MORTGAGE BACKED SECURITIES - 49.8%
Capco America Securitization Corp.
Pool # 1998-D7, 5.86% due 10/15/2030	1,631,032	1,690,340
Chase Commercial Mortgage Securities Corp.
Pool # 1997-2, 6.60% due 12/19/2029	308,710	331,446
Commercial Mortgage Asset Trust
Pool # 1999-C1, 6.25% due 01/17/2032	578,787	594,545
Commercial Mortgage Pass-Through Certificate
Pool # 2003-LB1A, 3.251% due 06/10/2038	3,564,540	3,450,466
Pool # 1999-1, 6.145% due 05/15/2032	703,689	729,455
Credit Suisse First Boston Mortgage Securities Corp.
Pool # 2004-C2, 3.819% due 05/15/2036	4,140,528	4,070,345
Pool # 1998-C2, 5.96% due 11/11/2030	684,894	706,802
Pool # 2003-1, 7.00% due 02/25/2033	1,034,420	1,066,981
Deutsche Mortgage Securities, Inc.
Pool # 2004-2, 2.01% due 01/25/2034 (a)	500,337	500,603
FHLMC
Pool # 2598, 2.75% due 02/15/2016	1,204,982	1,204,301
Pool # 2545, 3.25% due 07/15/2020	272,912	273,168
Pool # 2590, 4.00% due 09/15/2009	2,267,625	2,286,821
Pool # 2594, 4.00% due 10/15/2009	1,229,882	1,240,500
Pool # 2808, 4.00% due 09/15/2012	1,025,000	1,036,902
Pool # 2802, 4.50% due 02/15/2020	2,089,368	2,127,421
FHLMC Gold Pool
Pool # B14039, 4.00% due 05/01/2014	2,673,355	2,657,041
Pool # B14730, 4.00% due 05/01/2014	2,322,691	2,308,517
Pool # M80779, 5.00% due 11/01/2009	386,529	395,110
FHLMC Structured Pass Through Securities
Pool # H015, 1.524% due 12/15/2008	928,762	914,664
FHLMC-GNMA
Pool # 20, 5.50% due 10/25/2023	392,075	398,892
FMNA Grantor Trust
Pool # 2004-T2, 7.00% due 11/25/2043	1,752,537	1,877,405
FNMA
Pool # 2003-16, 4.50% due 11/25/2009	2,842,170	2,867,146
Pool # 2002-18, 5.50% due 09/25/2013	64,721	64,629
Pool # G93-36, 6.50% due 02/25/2023	85,000	88,429
Pool # 1991-26, 8.00% due 04/25/2006	4,259	4,362
FNMA Grantor Trust
Pool # 2001-T10, 7.00% due 12/25/2041	1,068,088	1,137,772
FNMA Pass-thru Int 15 Year
Pool # 785269, 5.50% due 07/01/2019	1,819,182	1,882,422
FNMA Pass-thru Lng 30 Year
Pool # 741898, 5.50% due 10/01/2033	2,895,818	2,940,508
FNMA Pass-thru Shrt 10 Year
Pool # 768008, 5.00% due 06/01/2013	1,742,965	1,804,589
FNMA Pool
Pool # 386341, 3.81% due 08/01/2013	1,282,949	1,235,871
Pool # 255290, 4.00% due 06/01/2014	736,853	740,205
Pool # 386802, 4.90% due 01/01/2014	1,562,101	1,606,346
Pool # 545938, 5.111% due 11/01/2012	2,240,749	2,334,693
Pool # 433043, 6.50% due 06/01/2028	93,667	98,485
Pool # 447704, 6.50% due 11/01/2028	86,927	91,398
Pool # 448235, 6.50% due 11/01/2028	49,075	51,600
Pool # 448635, 6.50% due 11/01/2028	142,845	150,192
Pool # 449012, 6.50% due 11/01/2028	17,578	18,482
Pool # 487778, 6.50% due 03/01/2029	92,554	97,265
Pool # 555203, 7.00% due 09/01/2032	2,534,776	2,688,774
FNMA TBA
Pool # 000TBA, 4.50% due 11/01/2019	5,755,000	5,719,031
Pool # 000TBA, 4.00% due 12/01/2019	7,935,000	7,696,950
Pool # 000TBA, 4.50% due 11/01/2019	3,415,000	3,394,722
Pool # 000TBA, 5.00% due 11/01/2019 to 11/01/2034	56,825,000	56,561,036
Pool # 000TBA, 5.50% due 11/01/2019 to 11/01/2034	32,235,000	32,630,672
FNMA Whole Loan
Pool # 2003-W10, 1.623% due 03/25/2032	1,121,946	1,119,933
General Growth Properties
Pool # 1, 6.537% due 11/15/2004 (a)	2,450,000	2,461,744
GMAC Commercial Mortgage Securities Inc.
Pool # 2003-C1, 3.337% due 05/10/2036	2,801,977	2,722,647
Pool # 1999-C1, 5.83% due 05/15/2033	1,216,064	1,258,863
Pool # 1998-C2, 6.15% due 05/15/2035	391,908	398,047
Pool # 2000-C2, 7.273% due 08/16/2033	1,131,891	1,211,840
Gnma Pass-thru X Platinum 30yr
Pool # 781690, 6.00% due 12/15/2033	6,464,739	6,712,728
GNMA Pool
Pool # 331001, 8.25% due 07/15/2007	40,517	42,777
Pool # 36629, 9.50% due 10/15/2009	32,769	35,969
LB Commercial Conduit Mortgage Trust
Pool # 1998-C4, 5.87% due 10/15/2035	1,515,535	1,549,497
LB-UBS Commercial Mortgage Trust
Pool # 2003-C3, 2.599% due 05/15/2027	1,005,184	984,914
Morgan Stanley Capital I
Pool # 2003-IQ4, 3.27% due 05/15/2040	2,740,589	2,652,539
Pool # 1999-WF1, 5.91% due 11/15/2031	1,227,387	1,273,967
Mortgage Capital Funding, Inc.
Pool # 1998-MC3, 6.001% due 11/18/2031	649,051	666,583
Nationslink Funding Corp.
Pool # 1998-2, 6.001% due 08/20/2030	833,695	855,679
Nomura Asset Securities Corp.
Pool # 1998-D6, 6.28% due 03/15/2030	1,291,165	1,351,087
Salomon Brothers Mortgage Securities VII
Pool # 2001-MMA, 5.3228% due 02/18/2034 (a)	160,204	161,363
Pool # 2000-C2, 7.298% due 07/18/2033	296,775	299,045
TIAA Real Estate CDO Ltd.
Pool # 2001-C1A, 5.77% due 06/19/2016 (a)	112,855	116,485
Wachovia Bank Commercial Mortgage Trust
Pool # 2003-C5, 2.986% due 06/15/2035	1,300,018	1,242,585
Pool # 2004-C10, 3.065% due 02/15/2041	2,016,301	1,986,757
Pool # 2003-C9, 3.291% due 12/15/2035	1,923,341	1,911,894

TOTAL MORTGAGE BACKED SECURITIES (Cost $186,631,289)		$ 186,784,247

SHORT TERM INVESTMENTS - 21.6%
US Government Agency Issues - 21.6%
Federal Home Loan Bank Discount Note
1.00%	80,960,000	80,960,000
Variable Rate Demand Notes - 0.0%
American Family Financial Services Inc.
1.4525%	67,809	67,809
Wisconsin Corporate Central Credit Union
1.51%	53,392	53,392
		121,201

TOTAL SHORT TERM INVESTMENTS (Cost $81,081,201)		$ 81,081,201

Total Investments (Cost $554,471,744) - 148.1%		$ 555,304,228
Liabilities in Excess of Other Assets - (48.1)%		$(180,337,800)
TOTAL NET ASSETS - 100.0%		$374,966,428

Footnotes
Percentages are stated as a percent of net assets.

(a) Restricted
(b) Variable Rate
(c) Foreign Issued

Frontegra Investment Grade Bond Fund
Schedule of Investments

September 30, 2004 (Unaudited)

U.S. TREASURY OBLIGATIONS - 43.4%	Principal Amount	Value
U.S. Treasury Bonds - 6.5%
5.375% due 02/15/2031	$ 7,475,000	$ 8,007,594
U.S. Treasury Notes - 36.9%
1.25% due 05/31/2005	7,225,000	7,187,748
1.50% due 07/31/2005	3,225,000	3,208,623
2.00% due 08/31/2005	6,175,000	6,165,595
1.625% due 09/30/2005	7,420,000	7,379,131
2.75% due 06/30/2006	1,390,000	1,395,756
3.00% due 02/15/2008	150,000	150,088
2.625% due 05/15/2008	65,000	64,048
3.375% due 09/15/2009	7,255,000	7,255,000
4.25% due 08/15/2014	12,775,000	12,904,027
2.375% due 01/15/2025	172	179
		45,710,195

TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,779,768)		$ 53,717,789

U.S. GOVERNMENT AGENCY ISSUES - 1.0%
Federal And Federally-sponsored Credit Agencies - 1.0%
2.20% due 07/28/2006	870,000	861,313
2.10% due 04/19/2006	350,000	347,344
		1,208,657

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,210,106)		$ 1,208,657

CORPORATE BONDS - 15.8%
Automobiles - 1.3%
Daimlerchrysler NA Hldg.
7.75% due 01/18/2011	565,000	656,993
Ford Motor Credit Co.
7.00% due 10/01/2013	390,000	412,342
Ford Motor Co.
7.45% due 07/16/2031	290,000	284,354
General Motors Corp.
8.375% due 07/15/2033	290,000	307,914
		1,661,603
Commercial Banks - 0.4%
Credit Suisse First Boston London
7.90% due 05/01/2007 (1000.00000, 05-01-2007) (a)(c)	270,000	297,998
U.S. Bank, N.A.
2.87% due 02/01/2007	145,000	144,045
		442,043
Consumer Finance - 0.7%
American General Finance Corp.
3.875% due 10/01/2009	435,000	431,200
Household Finance Corp.
4.125% due 12/15/2008	425,000	429,846
		861,046
Diversified Financial Services - 3.1%
CIT Group Inc.
4.125% due 02/21/2006	240,000	244,206
Citigroup Inc.
1.88% due 06/04/2007 (b)	455,000	454,741
1.89% due 09/01/2006 (b)	950,000	950,504
General Electric Capital Corp.
1.68% due 01/05/2007 (b)	585,000	585,668
1.97% due 03/29/2006 (b)	405,000	405,062
General Motors Acceptance Corp.
2.58% due 03/20/2007 (b)	325,000	324,811
6.875% due 08/28/2012	295,000	306,538
8.00% due 11/01/2031	255,000	263,923
Goldman Sachs Group Inc.
3.875% due 01/15/2009	345,000	345,347
		3,880,800
Diversified Telecommunication Services - 0.5%
Comcast Cable Communications Hldgs., Inc.
8.375% due 03/15/2013	150,000	181,648
Sprint Capital Corp.
6.125% due 11/15/2008	195,000	210,479
Telefonos de Mexico, S.A. de C.V.
4.50% due 11/19/2008 (c)	195,000	195,573
		587,700
Electric Utilities - 4.0%
American Ref-Fuel Co. LLC
6.26% due 12/31/2015 (a)	584,893	615,799
Consumers Energy Co.
4.40% due 08/15/2009 (a)	360,000	363,593
DTE Energy Co.
6.65% due 04/15/2009	290,000	316,643
Entergy Arkansas Inc.
5.00% due 07/01/2018	400,000	380,436
Entergy Gulf States Inc.
3.60% due 06/01/2008	165,000	163,111
Nisource Finance Corp.
3.20% due 11/01/2006	325,000	324,002
Northern States Power Co.
2.875% due 08/01/2006	170,000	169,538
Pacific Gas & Electric Co.
2.30% due 04/03/2006 (b)	310,000	310,285
PSEG Power LLC
8.625% due 04/15/2031	180,000	230,500
Public Service Co. of Colorado
4.375% due 10/01/2008	455,000	464,766
Public Service Electric & Gas Co.
4.00% due 11/01/2008	385,000	387,726
Southern California Edison Co.
1.89% due 01/13/2006 (b)	290,000	291,126
8.00% due 02/15/2007	885,000	979,598
		4,997,123
Electronic Connectors - 0.2%
Tyco International Group SA
6.00% due 11/15/2013 (c)	245,000	264,413
Industrial Conglomerates - 0.4%
General Electric Co.
5.00% due 02/01/2013	535,000	550,216
Insurance - 2.2%
Met Life Global Funding I
4.25% due 07/30/2009 (a)	760,000	767,944
New York Life Global Funding
3.875% due 01/15/2009 (a)	435,000	436,540
Pacific Life Global Funding
3.75% due 01/15/2009 (a)	260,000	260,218
Principal Life Income Funding Trust
3.20% due 04/01/2009	675,000	658,561
Protective Life Secured Trust
3.70% due 11/24/2008	620,000	619,256
		2,742,519
Media - 0.1%
Time Warner Inc.
7.625% due 04/15/2031	140,000	161,140
Multiline Retail - 0.2%
The May Department Stores Co.
3.95% due 07/15/2007 (a)	220,000	221,714
Multi-Utilities & Unregulated Power - 0.3%
Duke Energy Corp.
3.75% due 03/05/2008	320,000	321,420
Oil & Gas - 0.9%
Devon Energy Corp.
2.75% due 08/01/2006	405,000	402,258
Pioneer Natural Resources Co.
6.50% due 01/15/2008	320,000	346,877
Valero Energy Corp.
3.50% due 04/01/2009	320,000	311,560
		1,060,695
Pharmaceuticals - 0.2%
Schering-Plough Corp.
6.50% due 12/01/2033	220,000	238,208
Real Estate - 0.8%
ERP Operating LP
4.75% due 06/15/2009	305,000	312,857
Liberty Property LP
7.75% due 04/15/2009	210,000	239,938
Simon Property Group LP
4.875% due 08/15/2010 (a)	370,000	375,025
		927,820
Road & Rail - 0.2%
Hertz Corp.
4.70% due 10/02/2006	285,000	290,471
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services Inc.
7.50% due 05/01/2007	375,000	413,142

TOTAL CORPORATE BONDS (Cost $19,511,460)		$ 19,622,073

ASSET BACKED SECURITIES - 13.6%
American Airlines Inc.
2.55% due 09/23/2007 (b)	498,645	501,172
California Infrastructure PG&E-1
1997-1, 6.42% due 09/25/2008	754,381	784,034
Capital Auto Receivables Asset Trust
2003-2, 1.80% due 02/17/2007 (b)	725,337	725,496
2003-1, 2.27% due 01/15/2006	380,000	380,333
Chase Credit Card Master Trust
2002-6, 1.82% due 01/15/2008 (b)	835,000	835,454
2001-5, 1.86% due 02/15/2007 (b)	905,000	905,007
2002-5, 1.86% due 10/15/2009 (b)	605,000	606,273
CIT Equipment Collateral
2002-VT1, 4.03% due 01/20/2006	177,309	178,161
Citibank Credit Card Issuance Trust
2001-A2, 1.83% due 02/07/2008 (b)	715,000	715,928
CNH Equipment Trust
2004-A, 2.0008% due 10/15/2005	610,000	609,695
Conseco Finance Securitizations Corp.
2001-4, 5.15% due 09/01/2033	97,486	98,374
2001-3, 5.16% due 05/01/2033	144,649	145,729
Discover Card Master Trust I
2001-3, 1.91% due 09/15/2008 (b)	1,365,000	1,367,931
2000-5, 1.94% due 11/15/2007 (b)	445,000	445,489
Distribution Financial Services Floorplan Master Trust
2003-1, 1.83% due 04/15/2007 (b)	615,000	615,213
GE Commercial Equipment Financing LLC
2003-1, 1.90% due 06/20/2007 (b)	670,000	670,290
Keystone Owner Trust
1998-P1, 7.53% due 05/25/2025	232,763	237,116
Mid-State Trust
11, 4.864% due 07/15/2038	409,561	395,186
NYC Mortgage Loan Trust
1996, 6.75% due 09/25/2019	260,000	288,712
Oakwood Mortgage Investors Inc.
1996-A, 6.60% due 05/15/2021	59,473	60,680
1995-A, 7.70% due 09/15/2020	767,850	787,559
PF Export Receivables Master Trust
3.748% due 06/01/2013 (a)	566,805	555,679
Regions Auto Receivables Trust
2003-1, 1.75% due 05/15/2007	423,016	421,806
2002-1, 2.63% due 01/16/2007	346,826	347,482
Slm Student Loan Trust
2004-9, 1.9699% due 10/25/2009 (b)	1,105,000	1,105,000
SSB RV Trust
2001-1, 4.74% due 02/15/2013	151,212	152,071
Target Credit Card Master Trust
2002-1, 2.075% due 06/27/2011	615,000	616,738
Wachovia Auto Owner Trust
2004-B, 1.8125% due 09/20/2005	735,000	735,177
WFS Financial Owner Trust
2003-3, 2.29% due 05/20/2008	435,000	434,178
Whole Auto Loan Trust
2002-1, 2.60% due 08/15/2006	716,518	717,793
World Omni Auto Receivables Trust
2004-A, 1.6738% due 07/12/2005	403,525	403,387

TOTAL ASSET BACKED SECURITIES (Cost $16,902,461)		$ 16,843,143

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Commercial Mortgage Pass-Through Certificate
Series 2004-CNL, 2.09% due 09/15/2014 (b)	375,000	375,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $375,000)		$ 375,000

MORTGAGE BACKED SECURITIES - 53.1%
Capco America Securitization Corp.
Pool # 1998-D7, 5.86% due 10/15/2030	250,212	259,310
Commercial Mortgage Asset Trust
Pool # 1999-C1, 6.25% due 01/17/2032	484,657	497,852
Commercial Mortgage Pass-Through Certificate
Pool # 2003-LB1A, 3.251% due 06/10/2038	1,260,286	1,219,954
Credit Suisse First Boston Mortgage Securities Corp.
Pool # 2004-C2, 3.819% due 05/15/2036	1,451,166	1,426,568
Pool # 1998-C2, 5.96% due 11/11/2030	417,459	430,813
Pool # 1998C1, 6.26% due 05/17/2040	31,049	31,637
Pool # 2003-1, 7.00% due 02/25/2033	371,984	383,693
Deutsche Mortgage Securities, Inc.
Pool # 2004-2, 2.01% due 01/25/2034 (b)	166,779	166,868
FHLMC
Pool # 2598, 2.75% due 02/15/2016	410,207	409,975
Pool # 2545, 3.25% due 07/15/2020	100,547	100,641
Pool # 2590, 4.00% due 09/15/2009	854,691	861,926
Pool # 2594, 4.00% due 10/15/2009	462,728	466,723
Pool # 2808, 4.00% due 09/15/2012	345,000	349,006
Pool # 2802, 4.50% due 02/15/2020	683,963	696,420
Pool # 25, 6.50% due 12/25/2008	100,275	104,290
FHLMC Gold Pool
Pool # B14039, 4.00% due 05/01/2014	937,850	932,126
Pool # B14730, 4.00% due 05/01/2014	815,821	810,843
FHLMC Structured Pass Through Securities
Pool # H015, 1.524% due 12/15/2008	349,313	344,011
First Union Commercial Mortgage Trust
Pool # 1999-C1, 5.73% due 10/15/2035	224,583	230,823
FMNA Grantor Trust
Pool # 2004-T2, 7.00% due 11/25/2043	613,598	657,317
FNMA
Pool # 2003-16, 4.50% due 11/25/2009	1,041,779	1,050,934
Pool # 2002-18, 5.50% due 09/25/2013	23,431	23,398
FNMA Grantor Trust
Pool # 2001-T10, 7.00% due 12/25/2041	403,320	429,633
FNMA Pass-thru Int 15 Year
Pool # 785269, 5.50% due 07/01/2019	586,833	607,233
FNMA Pass-thru Lng 30 Year
Pool # 741898, 5.50% due 10/01/2033	932,400	946,789
FNMA Pass-thru Shrt 10 Year
Pool # 768008, 5.00% due 06/01/2013	579,700	600,196
FNMA Pool
Pool # 386341, 3.81% due 08/01/2013	439,032	422,921
Pool # 255290, 4.00% due 06/01/2014	260,066	261,249
Pool # 385537, 4.745% due 11/01/2012	1,760,000	1,782,116
Pool # 386802, 4.90% due 01/01/2014	538,826	554,088
Pool # 545938, 5.111% due 11/01/2012	646,463	673,566
Pool # 555203, 7.00% due 09/01/2032	966,669	1,025,399
FNMA TBA
Pool # 000TBA, 4.50% due 11/01/2019	1,835,000	1,823,531
Pool # 000TBA, 4.00% due 12/01/2019	2,560,000	2,483,200
Pool # 000TBA, 4.50% due 11/01/2019	1,550,000	1,540,796
Pool # 000TBA, 5.00% due 11/01/2019 to 11/01/2034	18,865,000	18,779,503
Pool # 000TBA, 5.50% due 11/01/2019 to 11/01/2034	10,635,000	10,763,522
FNMA Whole Loan
Pool # 2003-W10, 1.623% due 03/25/2032	358,609	357,965
Pool # 2003-W10, 1.701% due 06/25/2032	144,483	144,136
FNMA-Aces
Pool # 2003-M2, 2.92% due 05/25/2009	1,197,510	1,163,261
General Growth Properties
Pool # 1, 6.537% due 11/15/2004	940,000	944,506
GMAC Commercial Mortgage Securities Inc.
Pool # 2003-C1, 3.337% due 05/10/2036	1,101,112	1,069,937
Pool # 1999-C1, 5.83% due 05/15/2033	427,046	442,076
Pool # 1998-C2, 6.15% due 05/15/2035	62,274	63,249
Gnma Pass-thru X Platinum 30yr
Pool # 781690, 6.00% due 12/15/2033	2,082,739	2,162,633
LB Commercial Conduit Mortgage Trust
Pool # 1998-C4, 5.87% due 10/15/2035	495,955	507,068
LB-UBS Commercial Mortgage Trust
Pool # 2003-C3, 2.599% due 05/15/2027	355,281	348,116
Morgan Stanley Capital I
Pool # 2003-IQ4, 3.27% due 05/15/2040	965,907	934,875
Pool # 1999-WF1, 5.91% due 11/15/2031	338,710	351,564
Mortgage Capital Funding, Inc.
Pool # 1998-MC3, 6.001% due 11/18/2031	128,951	132,434
Nationslink Funding Corp.
Pool # 1998-2, 6.001% due 08/20/2030	508,789	522,206
Nomura Asset Securities Corp.
Pool # 1998-D6, 6.28% due 03/15/2030	207,200	216,816
Salomon Brothers Mortgage Securities VII
Pool # 2001-MMA, 5.3228% due 02/18/2034 (a)	44,093	44,412
TIAA Real Estate CDO Ltd.
Pool # 2001-C1A, 5.77% due 06/19/2016 (a)	13,763	14,205
Wachovia Bank Commercial Mortgage Trust
Pool # 2003-C5, 2.986% due 06/15/2035	635,775	607,688
Pool # 2004-C10, 3.065% due 02/15/2041	711,917	701,485
Pool # 2003-C9, 3.291% due 12/15/2035	677,749	673,715
Pool # 2002-C1, 4.539% due 04/15/2034	210,986	215,288

TOTAL MORTGAGE BACKED SECURITIES (Cost $65,792,915)		$ 65,766,505

SHORT TERM INVESTMENTS - 21.1%
US Government Agency Issues - 20.8%
Federal Home Loan Bank Discount Note
1.00%	25,824,000.00	25,823,032
Variable Rate Demand Notes - 0.3%
American Family Financial Services Inc.
1.4525%	161,714	161,714
Wisconsin Corporate Central Credit Union
1.51%	150,291	150,291
		312,005

TOTAL SHORT TERM INVESTMENTS (Cost $26,135,037)		$ 26,135,037

Total Investments (Cost $183,706,747) - 148.3%		$ 183,668,204
Liabilities in Excess of Other Assets - (48.3)%		$ (59,809,660)
TOTAL NET ASSETS - 100.0%		$ 123,858,544

Footnotes
Percentages are stated as a percent of net assets.

(a) Restricted
(b) Variable Rate
(c) Foreign Issued

Frontegra IronBridge Small Cap Fund
Schedule of Investments

September 30, 2004 (Unaudited)

	Shares or
COMMON STOCKS - 94.4%	Principal Amount	Value
Aerospace & Defense - 4.4%
Applied Signal Technology, Inc.	95,526	3,055,877
Cubic Corp.	96,373	2,206,942
DRS Technologies, Inc. (a)	58,730	2,198,851
Orbital Sciences Corp. (a)	45,320	517,554
		7,979,224
Auto Components - 1.1%
ArvinMeritor, Inc.	110,580	2,073,375
Automobiles - 0.7%
Coachmen Industries, Inc.	83,910	1,324,100
Biotechnology - 4.5%
Biosource International, Inc. (a)	15,741	110,974
Celgene Corp. (a)	13,850	806,486
Cell Genesys, Inc. (a)	156,942	1,407,770
Digene Corp. (a)	48,640	1,262,694
Exelixis, Inc. (a)	102,504	826,182
LifeCell Corp. (a)	159,402	1,594,020
Maxygen Inc. (a)	133,669	1,321,986
Techne Corp. (a)	22,715	867,259
		8,197,371
Capital Markets - 2.4%
A.G. Edwards, Inc.	65,060	2,252,377
Jefferies Group, Inc.	60,375	2,081,126
		4,333,503
Chemicals - 5.2%
Agrium, Inc. (b)	78,490	1,393,983
Headwaters Inc. (a)	30,535	942,310
Lubrizol Corp.	80,189	2,774,539
Methanex Corp. (b)	124,030	1,869,132
Symyx Technologies, Inc. (a)	105,292	2,479,627
		9,459,591
Commercial Banks - 7.6%
BOK Financial Corp. (a)	39,669	1,769,634
Cathay General Bancorp	48,638	1,808,847
Community Bank System, Inc.	52,175	1,311,158
First Bancorp Puerto Rico (b)	45,400	2,192,820
First Midwest Bancorp, Inc.	24,120	833,587
Pacific Capital Bancorp	76,232	2,254,942
Texas Regional Bancshares, Inc. - Class A	58,086	1,805,894
United Bankshares, Inc.	52,755	1,827,961
		13,804,843
Commercial Services & Supplies - 0.9%
Angelica Corp.	57,420	1,428,610
HNI Corp.	6,000	237,480
		1,666,090
Communications Equipment - 3.7%
Advanced Fibre Communications, Inc. (a)	77,490	1,232,091
Arris Group Inc. (a)	351,553	1,835,107
Centillium Communications, Inc. (a)	180,930	430,613
ParkerVision, Inc. (a)	62,423	246,571
Tekelec (a)	179,961	3,001,749
		6,746,131
Computers & Peripherals - 2.8%
Adaptec, Inc. (a)	165,040	1,254,304
Cray, Inc. (a)	491,665	1,735,578
Overland Storage, Inc. (a)	154,870	2,166,631
		5,156,513
Containers & Packaging - 0.2%
Longview Fibre Co.	28,200	430,050
Electric Utilities - 0.5%
Duquesne Light Holdings Inc.	49,140	882,554
Electrical Equipment - 1.2%
American Superconductor Corp. (a)	181,197	2,250,467
Electronic Equipment & Instruments - 6.8%
BEI Technologies, Inc.	33,148	908,255
Kemet Corp. (a)	328,970	2,661,368
Newport Corp. (a)	238,023	2,730,124
OSI Systems, Inc. (a)	167,832	2,702,095
Trimble Navigation Ltd. (a)	106,777	3,374,153
		12,375,995
Energy Equipment & Services - 2.4%
Oceaneering International, Inc. (a)	62,545	2,304,158
TETRA Technologies, Inc. (a)	62,965	1,955,063
		4,259,221
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	83,775	2,290,409
Food Products - 1.1%
Peet's Coffee & Tea Inc. (a)	86,235	2,017,037
Health Care Equipment & Supplies - 4.7%
Analogic Corp.	64,546	2,690,923
Cholestech Corp. (a)	85,565	578,419
Intuitive Surgical, Inc. (a)	59,585	1,474,729
Kensey Nash Corp. (a)	46,100	1,207,359
Thoratec Corp. (a)	71,680	689,561
Varian Inc. (a)	50,810	1,924,175
		8,565,166
Health Care Providers & Services - 2.8%
Cerner Corp. (a)	61,335	2,653,352
CryoLife, Inc. (a)	146,364	1,062,603
SFBC International, Inc. (a)	51,516	1,355,386
		5,071,341
Household Durables - 1.1%
Harman International Industries, Inc.	17,910	1,929,802
Insurance - 3.4%
AmerUs Group Co.	53,215	2,181,815
Arthur J. Gallagher & Co.	65,855	2,181,776
Stewart Information Services Corp.	43,895	1,729,463
		6,093,054
Internet & Catalog Retail - 0.6%
Stamps.com Inc.	78,440	1,043,252
IT Services - 0.7%
CACI International Inc. - Class A (a)	24,185	1,276,484
Leisure Equipment & Products - 3.6%
Callaway Golf Co.	123,325	1,303,545
Leapfrog Enterprises, Inc. (a)	132,275	2,678,569
Oakley, Inc.	216,275	2,573,673
		6,555,787
Magnetic And Optical Recording Media - 0.6%
Drexler Technology Corp. (a)	110,153	1,009,001
Marine - 2.0%
Alexander & Baldwin, Inc.	107,155	3,636,841
Media - 0.9%
Imax Corp. (a)(b)	289,041	1,627,301
Metals & Mining - 1.2%
Commercial Metals Co.	56,150	2,230,278
Multi-Utilities & Unregulated Power - 1.7%
Avista Corp.	48,180	872,058
Energen Corp.	42,695	2,200,927
		3,072,985
Oil & Gas - 1.8%
Cabot Oil & Gas Corp.	28,085	1,261,017
Southwestern Energy Co. (a)	47,455	1,992,635
		3,253,652
Paper & Forest Products - 1.3%
Wausau-Mosinee Paper Corp.	139,757	2,326,954
Pharmaceuticals - 1.4%
Perrigo Co.	126,570	2,601,014
Real Estate - 2.0%
Corporate Office Properties Trust	141,920	3,635,990
Road & Rail - 0.9%
Knight Transportation, Inc. (a)	75,630	1,619,995
Semiconductor & Semiconductor Equipment - 3.6%
Actel Corp. (a)	55,462	843,022
Anadigics, Inc. (a)	245,642	827,814
Applied Micro Circuits Corp. (a)	434,385	1,359,625
Dupont Photomasks, Inc. (a)	77,445	1,319,663
Varian Semiconductor Equipment Associates, Inc. (a)	70,510	2,178,759
		6,528,883
Software - 3.1%
Macrovision Corp. (a)	58,310	1,404,105
MAPICS, Inc. (a)	142,188	1,286,801
Mentor Graphics Corp. (a)	181,070	1,985,433
Sybase, Inc. (a)	67,693	933,486
		5,609,825
Specialty Retail - 6.0%
Claire's Stores, Inc.	79,760	1,997,191
Cost Plus, Inc. (a)	50,100	1,772,538
Jo-Ann Stores, Inc. (a)	76,155	2,135,386
Men's Wearhouse, Inc. (a)	62,680	1,820,854
Pacific Sunwear Of California, Inc. (a)	104,565	2,201,093
Sharper Image Corp. (a)	41,709	894,658
		10,821,720
Textiles, Apparel & Luxury Goods - 1.4%
Oxford Industries, Inc.	19,565	728,796
Wolverine World Wide, Inc.	69,990	1,763,748
		2,492,544
Thrifts & Mortgage Finance - 2.8%
Doral Financial Corp. (b)	55,802	2,314,109
R&G Financial Corp.	72,782	2,813,024
		5,127,133
TOTAL COMMON STOCKS (Cost $158,017,712)		$ 171,375,476

SHORT TERM INVESTMENTS - 5.3%
American Family Financial Services Inc.
1.4525% due 12/31/2031	$ 9,125	$ 9,125
Federal Home Loan Bank Discount Note
1.00% due 10/01/2004	9,650,000	9,649,638
Wisconsin Corporate Central Credit Union
1.51% due 12/31/2031	88,731	88,731
TOTAL SHORT TERM INVESTMENTS (Cost $9,747,494)		$ 9,747,494

Total Investments (Cost $167,765,207) - 99.7%		$ 181,122,970
Other Assets in Excess of Liabilities - 0.3%		$ 456,685
TOTAL NET ASSETS - 100.0%		$ 181,579,655

Footnotes
Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Foreign Issued

Frontegra New Star International Equity Fund
Schedule of Investments

September 30, 2004 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Belgium - 1.5%
Fortis	24,500	583,020
China - 0.6%
China Petroleum & Chemical Corp. (Sinopec) ADR	5,725	235,011
Denmark - 1.6%
Danske Bank A/S	17,400	457,391
Novo-Nordisk A/S - Class B	3,700	202,550
		659,941
Finland - 0.8%
TietoEnator Oyj	11,500	333,079
France - 14.8%
Alcatel SA (a)	30,300	354,123
Axa	24,500	495,688
BNP Paribas SA	8,000	516,672
Bouygues SA	12,000	450,101
Lafarge SA	6,400	559,993
Renault SA	6,500	531,607
Sanofi-Aventis	15,435	1,119,513
Sodexho Alliance SA	5,300	140,209
Total SA	4,200	855,490
Vinci SA	2,773	319,093
Vivendi Universal SA (a)	24,500	627,750
		5,970,239
Germany - 4.1%
Bayerische Motoren Werke (BMW) AG	8,100	333,495
Celesio AG	4,450	302,874
Continental AG	5,006	271,703
Fresenius Medical Care AG	3,600	275,873
SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	2,900	452,026
		1,635,971
Hong Kong - 3.4%
Cheung Kong (Holdings) Ltd.	38,000	325,274
China Mobile (Hong Kong) Ltd. ADR	14,950	228,735
Sun Hung Kai Properties Ltd.	19,000	179,083
Swire Pacific Ltd. - Class A	43,000	299,145
Television Broadcasts Ltd.	71,000	317,759
		1,349,996
Hungary - 0.9%
OTP Bank Rt GDR	8,000	353,600
India - 0.2%
Dr Reddy's Laboratories Ltd. ADR	5,500	88,660
Isreal - 0.6%
Teva Pharmaceutical Industries Ltd. ADR	9,000	233,550
Italy - 5.2%
Eni SPA	20,200	452,595
Mediaset SPA	34,473	391,333
SanPaolo IMI SPA	26,900	303,695
Telecom Italia Mobile SPA (T.I.M.)	78,900	425,293
UniCredito Italiano SPA	100,800	508,286
		2,081,202
Japan - 19.9%
Ajinomoto Co., Inc.	34,000	388,695
EBARA CORP.	118,000	507,481
KANEKA CORP.	58,000	569,396
Keyence Corp.	2,200	462,696
Mitsubishi Corp.	45,000	486,277
NIPPON OIL CORP.	124,000	781,926
Nippon Paper Group, Inc.	109	477,676
Nippon Steel Corp.	132,000	313,787
NIPPON TELEGRAPH & TELEPHONE CORP. (NIT)	91	362,464
NISSAN MOTOR CO., LTD.	28,800	313,569
NTT DoCoMo, Inc.	289	490,342
OMRON CORP.	15,800	349,072
Seino Transportation Co., Ltd.	44,000	393,231
SHIMACHU CO., LTD.	15,800	381,327
SHOWA SHELL SEKIYU K.K.	33,200	294,602
SUZUKI MOTOR CORP.	30,000	490,768
THK Co., Ltd.	23,100	388,371
Yamaha Motor Co., Ltd.	38,000	575,784
		8,027,464
Netherlands - 6.7%
ING Groep NV	23,200	585,509
Koninklijke Ahold NV (a)	67,700	432,189
Royal Dutch Petroleum Co.	21,600	1,112,524
Unilever NV	3,500	201,353
Wolters Kluwer NV	21,600	363,508
		2,695,083
Norway - 1.6%
Statoil ASA	46,200	662,304
Singapore - 2.4%
DBS Group Holdings Ltd.	31,000	294,607
Great Eastern Holdings Ltd.	25,000	173,735
Singapore Press Holdings Ltd.	98,500	277,316
United Overseas Bank Ltd.	29,000	235,982
		981,640
South Korea - 0.4%
SK Telecom Co., Ltd. ADR	8,810	171,354
Spain - 2.8%
ACS Actividades de Construccion y Servicios, SA	17,300	315,208
Banco Bilbao Vizcaya Argentaria, SA	34,500	474,767
Indra Sistemas, SA	24,400	324,868
		1,114,843
Sweden - 4.0%
Nordea Bank AB	65,000	531,235
Securitas AB - Class B	24,500	326,433
Skandia Forsakrings AB	110,000	435,153
Telefonaktiebolaget LM Ericsson - Class B (a)	100,200	311,052
		1,603,873
Switzerland - 7.0%
ABB Ltd. (a)	72,400	441,810
Nestle SA	1,150	263,394
Novartis AG	18,900	880,900
Roche Holding AG	5,600	578,522
UBS AG	4,050	285,093
Zurich Financial Services AG	2,600	370,625
		2,820,344
Thailand - 1.2%
Advanced Info Service Public Co. Ltd.	190,000	477,007
United Kingdom - 18.3%
Aviva plc	40,200	398,273
Barclays plc	48,100	461,308
Berkeley Group plc (a)	13,800	316,642
BHP Billiton plc	48,300	508,238
BP plc	63,400	605,176
British Sky Broadcasting Group plc	35,500	307,865
Cadbury Schweppes plc	38,350	294,934
EMAP plc	28,200	384,250
GlaxoSmithKline plc	20,550	442,888
HSBC Holdings plc	67,700	1,074,382
Legal & General Group plc	261,000	468,750
Lloyds TSB Group plc	37,000	288,904
RMC Group plc	35,000	538,024
Scottish & Newcastle plc	74,600	509,596
Shell Transport & Trading Co. plc	107,000	785,136
		7,384,366
United States - 1.1%
Autoliv, Inc. SDR	11,000	439,686
TOTAL COMMON STOCKS (Cost $38,692,231)		$ 39,902,233

Total Investments (Cost $38,692,231) - 99.1%		$ 39,902,233
Other Assets in Excess of Liabilities - 0.9%		$ 379,188
TOTAL NET ASSETS - 100.0%		$ 40,281,421

Footnotes
Percentages are stated as a percent of net assets.

(a) Non Income Producing

Item 2. Controls and Procedures.

(a)	The Registrant’s Co-Presidents and Treasurer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By /s/ William D. Forsyth III
            William D. Forsyth III, Co-President

Date November 29th, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas J. Holmberg
            Thomas J. Holmberg, Co-President

Date November 29th, 2004

By /s/ William D. Forsyth III
            William D. Forsyth III, Co-President and Treasurer

Date November 29th, 2004